Document and Entity Information	Jan. 29, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2024
Registrant Name	Fidelity Mt. Vernon Street Trust
Central Index Key	0000707823
Investment Company Type	N-1A
Amendment Flag	false